Related Party Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions and Balances	Related party transactions and balances
Name of Related Party	Relationship to the Company
Guangzhou Jiatu Culture Media Co., Ltd. (formerly as Guangzhou Powerbridge Blockchain Co., Ltd.)	Company has significant influence over with this entity
Ban Lor	Shareholder of the Company
Stewart Lor	CEO
Yuxia Xu	CFO
Hong Yu	shareholder of Zhixin
Shanghai Stamp Technology Co., Ltd.	The Company owns equity interest
Xuzhi Zhou	Chief Business Development Officer
Jing Deng	Chief Product Officer
Xiaoyan Liu	Shareholder of Ascendent
Zhongchuan Dadi (Beijing) Technology Co., LTD	Shareholder of Ascendent
Shanghai Yue See cultural development Co., LTD	Shareholder of Metafusion

Schedule of Due From Related Parties	Due from related parties:
	June 30, 2023	December 31, 2022

Shanghai Stamp Technology Co., Ltd. (1)	$-	$172,811
Ban Lor (2)	25,697	37,638
Stewart Lor (2)	1,470,016	1,566,478
Yuxia Xu (2)	397,694	363,666
Xuzhi Zhou (2)	100,000	-
Jing Deng (2)	170,000	-
Xiaoyan Liu (2)	135,426	-
Due from related parties, net	$2,298,833	$2,140,593
(1)	In connection with the acquisition of Smartconn, the balance was eliminated.
(2)	From time to time, the Company advances funds to senior management for business purpose.
Due to related party:
	June 30, 2023	December 31, 2022

Hong Yu (1)	$-	$118,114
Shanghai Yue See cultural development Co., LTD	16,549	-
Zhongchuan Dadi (Beijing) Technology Co., LTD	219	-
Subtotal	$16,768	$118,114
(1)	The above balances represent unpaid loan and expenses to these related parties.

Schedule of Related Party Transactions	Related party transactions
		Six months ended June 30, 2023	Six months ended June 30, 2022

Guangzhou Jiatu Culture Media Co., Ltd. (2)	Service fees	$-	$65,085
Stewart Lor	Interest income	$37,620	$-
Yuxia Xu	Interest income	$10,037	$-
Shanghai Yue See cultural development Co., LTD	Service revenue	$4,287	$-
(1)	On June 2, 2022, the Company’s CFO sold the equity interest in Jiatu Culture Media Co., Ltd., so Jiatu Culture Media Co., Ltd. no longer considered as a related party.